DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of deferredc tax assets and liabilities [Abstract]
DEFERRED TAX ASSETS AND LIABILITIES
14.	DEFERRED TAX ASSETS AND LIABILITIES

Recognised deferred tax assets and liabilities

Deferred tax assets and liabilities of the Group are attributable to the following:

	Assets		Liabilities		Net
	2018 US$’000	2017 US$’000	2018 US$’000	2017 US$’000	2018 US$’000	2017 US$’000
Property, plant and equipment	815	448	(37)	(98)	778	350
Intangible assets	—	—	(7,189)	(9,443)	(7,189)	(9,443)
Inventories	668	1,006	—	—	668	1,006
Provisions	4,311	3,510	—	—	4,311	3,510
Other items	333	2,109	(629)	(1,291)	(296)	818
Tax value of loss carryforwards recognised	—	1,625	—	—	—	1,625

Deferred tax assets/(liabilities)	6,127	8,698	(7,855)	(10,832)	(1,728)	(2,134)

The deferred tax asset in 2018 is mainly due to deductible temporary differences relating to provisions, property, plant and equipment, share-based payments and the elimination of unrealised intercompany inventory profit. In 2018, the deferred tax asset decreased by US$2,571,000. Due to the impairment loss in 2018, the amount of deferred tax assets recoverable through the reversal of taxable timing differences is lower because the deferred tax liability relating to impaired assets was significantly reduced. In other words, deferred tax assets were derecognized as they exceeded the amount of reversing deferred tax liabilities.

The deferred tax liability is caused by the net book value of non-current assets being greater than the tax written down value of non-current assets, temporary differences due to the acceleration of the recognition of certain charges in calculating taxable income permitted in Ireland and the US and deferred tax recognised on fair value asset uplifts in connection with business combinations. The deferred tax liability decreased by US$2,977,000 in 2018, principally because of the impairment of intangible assets on which the deferred tax liabilities were recognised.

Deferred tax assets and liabilities are only offset when the entity has a legally enforceable right to set off current tax assets against current tax liabilities and where the intention is to settle current tax liabilities and assets on a net basis or to realise the assets and settle the liabilities simultaneously. At December 31, 2018 and at December 31, 2017 no deferred tax assets and liabilities are offset as it is not certain as to whether there is a legally enforceable right to set off current tax assets against current tax liabilities and it is also uncertain as to what current tax assets may be set off against current tax liabilities and in what periods.

The vast majority of temporary differences are expected to reverse after 2021.

Unrecognised deferred tax assets

Deferred tax assets have not been recognised by the Group in respect of the following items:

	December 31, 2018	December 31, 2017
	US$’000	US$’000
Capital losses	8,293	8,293
Net operating losses	67,012	61,264
US alternative minimum tax credits	1,674	-
Other temporary timing differences	3,880	-
US state credit carryforwards	364	345

	81,223	69,902

There was an increase of US$11,321,000 in the unrecognised deferred tax assets during the year ended December 31, 2018. For comments on the uncertainty prompting less than full recognition refer to Note 9. The movement in the unrecognised deferred tax assets during the year ended December 31, 2018 is analysed as follows:

Movement in unrecognised deferred tax assets	Increase / (decrease) US$’000	Applicable tax rate %	Tax effect US$’000
Net operating losses in US	2,382	21%	500
Alternative minimum tax credit in US	1,674	n/a	1,674
Net operating losses in Brazil	(59)	34%	(20)
Net operating losses in Ireland	3,425	12.5% -25%	997
Other deferred tax assets in Ireland	3,880	12.5%	485
US state credit carryforwards	19	n/a	19

Total – continuing operations	11,321		3,655

A deferred tax asset of US$1,360,000 (2017: US$1,380,000) was not recognised in respect of net operating losses in Brazil. In 2018, the tax losses in Brazilian Real increased but in US Dollar there was a decrease in the unrecognized deferred tax asset due to currency movements. The entity in Brazil was incorporated in 2012 and has cumulative losses to date. The deferred tax asset has not been recognised for Brazil due to uncertainty regarding the full utilization of these losses in the related tax jurisdiction in future periods. Only when it is probable that future profits will be available to utilize the forward losses or temporary differences is a deferred tax asset recognised.

A deferred tax asset of US$3,564,000 (2017: US$2,641,000) was not recognised in respect of net operating losses of Trinity Biotech Investments Ltd. (“TBIL”). TBIL, which is tax resident in Ireland, issued an exchangeable note of US$115 million in 2015 following its incorporation earlier in that year. To date this entity has interest expenses and no income apart from a gain on the repurchase of part of the exchangeable note. The deferred tax asset has not been recognised due to uncertainty regarding the full utilization of these losses in future periods. Only when it is probable that future profits will be available to utilize the forward losses is a deferred tax asset recognised. In accordance with IAS 12, Income Taxes, both the movement in the exchangeable note’s embedded derivatives value and the movement on the exchangeable note’s host contract, being the accretion of notional interest, are exempt from deferred taxation recognition.

A deferred tax asset of US$5,691,000 (2017: US$5,829,875) was not recognised in respect of net operating losses in Trinity Biotech Manufacturing Ltd. An additional US$485,000 (2017: US$nil) was not recognized in respect of other temporary timing differences. The total unrecognized deferred tax asset is US$6,176,000. The deferred tax assets in respect of net operating losses and other temporary timing differences have not been recognised due to insufficient deferred tax liabilities following the impairment charge relating to fixed assets in this entity. When there is a reversing deferred tax liability in a jurisdiction that reverses in the same period, the deferred tax asset is restricted so that it equals the reversing deferred tax liability.

A deferred tax asset of US$213,000 (2017: US$nil) was not recognised in respect of net operating losses in Trinity Biotech Plc. The deferred tax asset has not been recognised due to uncertainty regarding the full utilization of these losses in future periods. Only when it is probable that future profits will be available to utilize the forward losses or temporary differences is a deferred tax asset recognised.

A deferred tax asset of US$2,174,000 (2017: US$nil) was not recognised in respect of net operating losses and alternative minimum tax credits in US. The deferred tax asset has not been recognised due to insufficient deferred tax liabilities following the impairment charge relating to property, plant and equipment and intangible assets. When there is a reversing deferred tax liability in a jurisdiction that reverses in the same period, the deferred tax asset is restricted so that it equals the reversing deferred tax liability. A deferred tax asset of US$364,000 (2017: US$345,000) in respect of US state credit carryforwards was also not recognised due to uncertainties regarding the timing of the utilisation of these state credit carryforwards in the related tax jurisdiction in future periods.

No deferred tax asset is recognised in respect of a capital loss forward of US$8,293,000 (2017: US$8,293,000) in Ireland as it is not probable that there will be future capital gains against which to offset these capital losses.

Unrecognised deferred tax liabilities

At December 31, 2018 and 2017, there was no recognised or unrecognised deferred tax liability for taxes that would be payable on the unremitted earnings of certain of the Group’s subsidiaries. The Company is able to control the timing of the reversal of the temporary differences of its subsidiaries and it is probable that these temporary differences will not reverse in the foreseeable future.

Movement in temporary differences during the year

	Balance January, 1 2018	Recognised in income	Recognised in loss on discontinued operations	Foreign Exchange movement	Balance December 31, 2018
	US$’000	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	350	428	—	—	778
Intangible assets	(9,443)	2,254	—	—	(7,189)
Inventories	1,006	(338)	—	—	668
Provisions	3,510	801	—	—	4,311
Other items	818	(1,114)	—	—	(296)
Tax value of loss carryforwards recognised	1,625	(1,625)	—	—	—

	(2,134)	406	—	—	(1,728)

	Balance January, 1 2017	Recognised in income	Recognised in loss on discontinued operations	Foreign Exchange movement	Balance December 31, 2017
	US$’000	US$’000	US$’000	US$’000	US$’000
Property, plant and equipment	(574)	924	—	—	350
Intangible assets	(16,430)	6,987	—	—	(9,443)
Inventories	897	109	—	—	1,006
Provisions	5,701	(2,191)	—	—	3,510
Other items	678	140	—	—	818
Tax value of loss carryforwards recognised	5,923	(4,298)	—	—	1,625

	(3,805)	1,671	—	—	(2,134)